Average Annual Total Returns	12 Months Ended
Sep. 30, 2014
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.29%
Five Years	15.86%
Ten Years	8.34%
Inception Date	Mar. 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.38%
Five Years	15.95%
Ten Years	8.46%
Inception Date	Aug. 13, 2001
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.29%
Five Years	16.21%
Ten Years	10.38%
Inception Date	Dec. 09, 2004
Return After Taxes on Distributions | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.60%
Five Years	14.91%
Ten Years	7.36%
Return After Taxes on Distributions | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.39%
Five Years	15.40%
Ten Years	9.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.46%
Five Years	12.75%
Ten Years	6.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.51%
Five Years	13.10%
Ten Years	8.56%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.58%
Five Years	13.05%
Ten Years	6.92%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.58%
Five Years	13.05%
Ten Years	6.92%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	15.61%
Ten Years	8.07%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	7.88%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	7.88%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	8.35%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	8.35%